UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Municipal High Yield ETF
FTMH | NYSE Arca, Inc.
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Municipal High Yield ETF (previously known as Putnam Tax-Free High Yield Fund) for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Municipal High Yield ETF	$80	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Franklin Municipal High Yield ETF returned 8.82%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 5.27% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to bonds with no external credit rating
↑	Overweight exposure to bonds rated below investment-grade
↑	Overweight exposure to municipal bonds with 20 or more years to maturity

Top detractors from performance:
↓	Security selection within BBB rated bonds
↓	Underweight exposure to A rated bonds
Franklin Municipal High Yield ETF	PAGE 1	48365-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Municipal High Yield ETF 7/31/2016 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Franklin Municipal High Yield ETF (NAV)	8.82	1.13	3.01
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund acquired the assets and assumed the liabilities of a predecessor mutual fund after the market close on October 24, 2025. Performance shown for periods ending on or prior to October 24, 2025, is the performance of the R6 Class Shares of the predecessor mutual fund. Performance for the predecessor mutual fund has not been adjusted to reflect the Fund’s shares’ lower net expense ratio than that of the predecessor mutual fund’s R6 Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$566,104,925
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	503
Total Management Fee Paid (based on a unitary fee)	$2,021,126
Portfolio Turnover Rate	34%
Franklin Municipal High Yield ETF	PAGE 2	48365-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective October 24, 2025, Putnam Tax-Free High Yield Fund (the “Predecessor Fund”) was converted into Franklin Municipal High Yield ETF (the “ETF”), which is a newly organized series of Putnam ETF Trust. Pursuant to an Agreement and Plan of Reorganization approved by the Boards of the Predecessor Fund and the ETF, the reorganization of the Predecessor Fund consisted of (1) the transfer of substantially all of the Predecessor Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Predecessor Fund’s shareholders in complete liquidation of the Predecessor Fund. The ETF began trading on NYSE Arca, Inc. on October 27, 2025.
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Municipal High Yield ETF	PAGE 3	48365-ATSR-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $45,649 in July 31, 2025 and $45,649 in July 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $16,006 in July 31, 2025 and $16,006 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,647 in July 31, 2025 and $1,557,011 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Municipal High Yield ETF
(Formerly known as Putnam Tax-Free High Yield Fund)
Financial Statements and Other Important Information
Annual  | July 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

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Financial Statements and Other Important Information — Annual

Schedule of Investments
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.4%
Alabama — 1.3%
Baldwin County, AL, IDA Revenue, Solid Waste Disposal Bonds, Novelis Corp., Project, Series A	5.000%	6/1/32	$1,250,000	$1,288,618 (a)(b)(c)(d)
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue, Series A-1	5.000%	4/1/34	5,000,000	5,166,467 (e)
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series A	5.000%	6/1/35	860,000	863,943 (c)(d)
Total Alabama				7,319,028
Arizona — 2.6%
Arizona State IDA Education Revenue:
Copper World LLC Project, Series A	4.500%	7/2/36	675,000	673,323 (a)(b)(c)(d)
Public Charter Schools, Jerome Facility Project, Series B	4.000%	7/1/51	2,000,000	1,576,340
Maricopa County, AZ, IDA Education Revenue:
Grand Canyon University Project	7.375%	10/1/29	3,700,000	3,841,521 (a)
Horizon Community Learning Center Project, Series 2016, Refunding	5.000%	7/1/35	1,500,000	1,500,329
Phoenix, AZ, IDA Education Revenue, Series A, Refunding	5.000%	7/1/46	750,000	711,803 (a)
Pima County, AZ, IDA Revenue:
La Posada at Pusch Ridge Project, Senior Living, Series A	6.250%	11/15/35	1,060,000	1,135,897 (a)
La Posada at Pusch Ridge Project, Senior Living, Series A	6.750%	11/15/42	1,000,000	1,070,699 (a)
La Posada at Pusch Ridge Project, Senior Living, Series A	6.875%	11/15/52	500,000	528,461 (a)
La Posada at Pusch Ridge Project, Senior Living, Series A	7.000%	11/15/57	1,650,000	1,749,544 (a)
Sierra Vista, AZ, IDA Revenue, American Leadership Academy Project	5.000%	6/15/64	700,000	565,555 (a)
Yavapai County, AZ, IDA Education Revenue:
Ariona Agribusiness & Equine Center Inc., Project, Series 2012	5.000%	3/1/32	1,045,000	1,045,139 (a)
Ariona Agribusiness & Equine Center Inc., Project, Series 2015, Refunding	5.000%	9/1/34	460,000	460,017 (a)
Total Arizona				14,858,628
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arkansas — 0.5%
Arkansas State Development Finance Authority, Health Care Revenue, Washington Regional Medical Center, Series 2024	5.000%	2/1/36	$825,000	$834,993
Arkansas State Development Finance Authority, Industrial Development Revenue, Climate Bond Certified, Green Bonds, Series B	7.375%	7/1/34	1,000,000	1,032,085 (a)(c)
Osceola, AR, Solid Waste Disposal Revenue, Plum Point Energy Associates LLC Project	4.875%	4/1/40	885,000	871,481 (b)
Total Arkansas				2,738,559
California — 7.5%
California Municipal Finance Authority:
Special Finance Agency I, Essential Housing Revenue, Mix at CTR City, Social Bonds, Series A	4.000%	4/1/56	3,500,000	2,657,036 (a)
Special Finance Agency VII, Essential Housing Revenue, Breakwater Apartments, Senior Bonds, Series 2021 A-1	3.000%	8/1/56	2,000,000	1,357,287 (a)
California State Community Housing Agency Essential Housing Revenue:
Aster, Senior Bonds, Series A-1	4.000%	2/1/56	3,275,000	2,703,468 (a)
The Arbors, Series A	5.000%	8/1/50	905,000	837,450 (a)
California State Infrastructure & Economic Development Bank Revenue:
Brightline West Passenger Rail Project, Series B, Refunding	12.000%	9/2/26	115,000	73,600 (a)(b)(c)(d)
WFCS Portfolio Project, CAB, Series 2021	0.000%	1/1/61	7,150,000	603,568 (a)
California State MFA Educational Facilities Revenue:
Westside Neighborhood School Project, Series 2024	6.200%	6/15/54	600,000	623,751 (a)
Westside Neighborhood School Project, Series 2024	6.375%	6/15/64	1,100,000	1,147,678 (a)
California State MFA Revenue:
Catalyst Impact Fund Housing, Series B	6.000%	1/1/39	1,700,000	1,746,985 (a)
Green at Warner Center, Series A-S	9.000%	2/1/45	860,000	848,419 (a)(c)(d)
Municipal Certificates, Series A-2	3.439%	2/20/41	2,960,085	2,648,988 (d)
Municipal Certificates, Series B	3.439%	6/20/49	1,000,000	649,949 (d)
Terramonte Apartment Homes, Series A	6.050%	7/1/41	1,600,000	1,596,880 (a)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Public Finance Authority:
Senior Living Revenue, Enso Village Project, Green Bonds, Series A	5.000%	11/15/36	$750,000	$751,976 (a)
Senior Living Revenue, Enso Village Project, Green Bonds, Series A	5.000%	11/15/46	500,000	469,330 (a)
Senior Living Revenue, Enso Village Project, Green Bonds, Series A	5.000%	11/15/51	1,000,000	898,546 (a)
California State School Finance Authority Revenue, Vista Charter Public School, Series A	4.000%	6/1/61	500,000	366,898 (a)
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
City of Orange, Social Bond, Series A-2	3.000%	3/1/57	2,800,000	1,887,781 (a)
Dublin, Social Bonds, Series A	3.000%	2/1/57	5,500,000	3,791,690 (a)
Dublin, Social Bonds, Series B	4.000%	2/1/57	1,500,000	1,115,158 (a)
Jefferson-Anaheim, Social Bonds	2.875%	8/1/41	1,305,000	1,167,461 (a)
Jefferson-Anaheim, Social Bonds	3.125%	8/1/56	9,400,000	6,822,150 (a)
Pasadena, Social Bonds	3.000%	12/1/56	4,900,000	3,369,733 (a)
Golden State, CA, Connect Telecommunications Authority Revenue, Broadband Project, Series 2025	6.500%	12/1/60	925,000	896,014 (a)
Sacramento, CA, Housing Authority Revenue, Creek at 2645, Series 2026	5.800%	7/1/38	800,000	763,643 (a)
Sunnyvale, CA, Community Facilities District No 1, Special Tax Revenue, Refunding	7.750%	8/1/32	2,745,000	2,753,156
Total California				42,548,595
Colorado — 2.4%
Aurora, CO, Crossroads Metropolitan District No 2, GO, Convertible CAB, Series A-1, Refunding, Step bond (0.000% to 12/1/27 then 6.250%)	0.000%	12/1/55	540,000	507,635
Colorado State Health Facilities Authority Revenue:
Bethesda Project, Second Tier, Series 2025	5.625%	9/15/59	650,000	653,668
Christian Living Neighborhoods, Improvement & Refunding Revenue, Series 2019	4.000%	1/1/38	550,000	541,309
Christian Living Neighborhoods, Series 2021, Refunding	4.000%	1/1/42	1,000,000	939,448
Covenant Living Communities & Services, Series A, Refunding	4.000%	12/1/50	1,700,000	1,439,377
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Copperleaf,CO, Metropolitan District No 5, GO, Series A, Refunding	6.500%	12/1/55	$500,000	$513,466
Douglas County, CO, Canyons Metropolitan District No 5, GO, City of Castle Pines, Series B, Refunding	6.500%	12/15/54	700,000	687,774
E-470 Public Highway Authority Revenue, CO, CAB, Series A, Refunding	0.000%	9/1/41	1,000,000	519,295
Jefferson County, CO, Center Metropolitan District No 2 Revenue, Series A, Refunding	5.750%	12/1/46	500,000	498,830 (a)
Pinery Commercial, CO, Metropolitan District No 2, GO, Convertible CAB, Series 2026, Step bond (0.000% to 12/5/28 then 6.250%)	0.000%	12/5/56	500,000	435,924 (a)
Prairie Center, CO, Metropolitan District No 3, GO, Series A, Refunding	5.875%	12/15/46	2,100,000	2,203,673
Raindance, CO, Metropolitan District No 1, Non-Potable Water System Revenue, Series 2020	5.250%	12/1/50	1,375,000	1,329,107
Sky Dance, CO, Metropolitan District No 2, GO, Series A	6.000%	12/1/54	790,000	793,469
STC, CO, Metropolitan District No 2, GO, Series A-2, Refunding	6.250%	12/1/55	500,000	505,311 (a)
Sterling Ranch, CO, Community Authority Board, Sterling Ranch Metropolitan District No 1, Special Assessment Revenue	5.625%	12/1/43	424,000	437,703
Trails at Crowfoot, CO, Metropolitan District No 31, GO, Series B, Refunding	6.875%	12/15/52	700,000	685,085
Windler, CO, Public Improvement Authority Revenue, Series A-1	4.125%	12/1/51	1,000,000	744,929
Total Colorado				13,436,003
Connecticut — 0.4%
Aquarion, CT, Water System Authority Revenue:
CAB, Series E	0.000%	8/1/51	500,000	133,168
CAB, Series E, BAM	0.000%	8/1/50	500,000	144,679
CAB, Series E, BAM	0.000%	8/1/52	500,000	128,314
Connecticut State HEFA Revenue, Healthcare Facility Expansion Issue, Church Home of Hartford Project, Series A	5.000%	9/1/46	1,000,000	973,267 (a)
Stamford, CT, Housing Authority Revenue:
Mozaic Concierge Living Project, Series A, Refunding	6.375%	10/1/45	185,000	195,097
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Mozaic Concierge Living Project, Series A, Refunding	6.500%	10/1/55	$235,000	$242,873
Mozaic Concierge Living Project, Series A, Refunding	6.250%	10/1/60	170,000	171,882
Total Connecticut				1,989,280
Delaware — 1.3%
Delaware State EDA Revenue:
Charter Schools Revenue, Series 2016	5.000%	6/1/36	700,000	699,945
Charter Schools Revenue, Series 2016	5.000%	6/1/46	1,820,000	1,675,074
Town of Bridgeville, DE, Special Tax Revenue, Heritage Shores Special Development District	5.625%	7/1/53	1,520,000	1,537,036 (a)
Town of Millsboro, DE, Special Tax Revenue:
Plantation Lakes Special Development District, Series 2018, Refunding	5.125%	7/1/38	1,490,000	1,494,126 (a)
Plantation Lakes Special Development District, Series 2018, Refunding	5.250%	7/1/48	1,995,000	1,953,289 (a)
Total Delaware				7,359,470
District of Columbia — 1.1%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	3,170,000	2,910,421
KIPP DC Project, Series 2019	4.000%	7/1/44	250,000	221,073
Latin American Montessori Bilingual Public Charter School Issue, Series 2020, Refunding	5.000%	6/1/40	2,000,000	1,935,373
Latin American Montessori Bilingual Public Charter School Issue, Series 2020, Refunding	5.000%	6/1/50	750,000	679,154
Rocketship DC Obligated Group, Series A	5.000%	6/1/61	700,000	569,288 (a)
Total District of Columbia				6,315,309
Florida — 16.0%
Acacia Fields, FL, Community Development District, Special Assessment Revenue, Series 2026	5.700%	6/15/56	400,000	391,391
Bella Collina, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.000%	5/1/44	680,000	680,090
Series 2024	5.300%	5/1/55	915,000	897,877
Bella Tara, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	6.125%	5/1/56	200,000	203,703
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Master Infrastructure Project, Series 2025	6.500%	5/1/56	$500,000	$508,925
Benton Hills, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2026	5.700%	5/1/56	655,000	635,670
Bridle Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	6.375%	5/1/56	475,000	483,336
Brightshore, FL, Community Development District, Special Assessment Revenue, Series 2026	5.700%	5/1/57	335,000	323,470
Capital Trust Agency, AL Educational Facilities Revenue, Liza Jackson Preparatory School Inc., Project, Series B	5.000%	8/1/55	1,000,000	908,937
Capital Trust Authority, AL Educational Facilities Revenue:
Academir Charter Schools Inc., Project, Series A	6.375%	7/1/50	1,720,000	1,742,299 (a)
Classical Academy of Sarasota Project, Series 2025	6.125%	7/1/60	825,000	806,592 (a)
Florida Institute of Technology Project, Series A	5.250%	7/1/55	390,000	372,116 (a)
Caymas, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.625%	5/1/56	300,000	290,870
Cedar Crossings, FL, Community Development District, Special Assessment Revenue, Series 2025	5.500%	5/1/55	370,000	353,594 (a)
Charlotte County, FL, IDA Revenue, Town & Country Utilities Project, Series 2025	6.125%	10/1/55	425,000	434,865 (b)
Connerton, FL, East Community Development District, Special Assessment Revenue, Assessment Area Three	5.500%	6/15/55	350,000	343,512
Copes Landing, FL, Community Development District, Special Assessment Revenue, Assessment Area Three, Series 2026	5.700%	5/1/57	805,000	795,215
Curiosity Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.875%	5/1/56	290,000	283,741 (a)
Cypress Bluff, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.550%	5/1/55	1,500,000	1,466,421
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Cypress Reserve, FL, Community Development District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.800%	5/1/56	$215,000	$211,649 (a)
Deering Park, FL, Stewardship District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	6.000%	5/1/45	400,000	414,530
Assessment Area One Project, Series 2025	6.250%	5/1/55	305,000	311,428
Del Webb Oak Creek, FL, Community Development District, Special Assessment Revenue, Project Area, Series 2025	5.625%	5/1/55	565,000	558,302 (a)
EA McKinnon Groves, FL, Community Development District, Special Assessment Revenue, Project Area, Series 2025	5.500%	5/1/56	680,000	655,735
East Nassau, FL, Stewardship District, Special Assessment Revenue, Series 2025	6.250%	5/1/56	950,000	970,327
East Palm Drive, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.700%	6/15/56	320,000	313,999
Emerald Lakes, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2026	5.850%	5/1/56	835,000	828,961 (a)(e)
Feed Mill, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.875%	5/1/56	600,000	593,598
Firethorn, FL, Community Development District, Special Assessment Revenue, Series 2025	5.600%	5/1/55	550,000	533,994
Florida State Development Finance Corp., Educational Facilities Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc., Project, Series A	4.000%	7/1/51	2,250,000	1,847,549 (a)
Florida State Development Finance Corp., Health Care Facilities Revenue, UF Health Jacksonville Project, Refunding	5.000%	2/1/52	3,500,000	3,205,326
Florida State Development Finance Corp., Revenue, Coastal Waste & Recycling Inc. Project, Series 2026	4.550%	6/1/33	800,000	800,260 (a)(b)(c)(d)
Florida State HEFA Revenue, Saint Leo University Project, Series 2019, Refunding	5.000%	3/1/49	2,000,000	1,439,535
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Local Government Finance Commission:
Educational Facilities Revenue, Bridgeprep Academy Projects, Series A	6.125%	6/15/65	$3,100,000	$3,109,432 (a)
Senior Living, Fleet Landing at Nocatee Project, Series A	6.750%	11/15/55	350,000	368,300 (a)
Fox Branch, FL, Ranch Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.400%	5/1/55	490,000	474,081
Gardens at Hammock Beach, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2024	5.650%	5/1/54	525,000	522,967
Assessment Area One, Series 2024	5.375%	5/1/44	305,000	308,793
Gas Worx, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.000%	5/1/36	100,000	101,611 (a)
Series 2025	5.750%	5/1/45	100,000	102,276 (a)
Series 2025	6.000%	5/1/57	265,000	267,509 (a)
GIR East, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.300%	5/1/45	700,000	692,381
Governors Park South, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.650%	5/1/55	875,000	837,960
Groves at Lake Marion, FL, Community Development District, Special Assessment Revenue	5.600%	12/15/55	470,000	460,913 (a)
Harvest Hills South, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.750%	5/1/56	175,000	169,626
Highland Park, FL, Community Development District, Special Assessment Revenue, Series 2026	5.625%	5/1/46	380,000	379,472
Highland Trails, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.850%	5/1/56	165,000	161,095
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Hills of Minneola, FL, Community Development District, Special Assessment Revenue, North Parcel Assessment Area Two	5.600%	5/1/56	$345,000	$339,508
Hobe-St. Lucie, FL, Conservancy District, Special Assessment Revenue, Series 2024	5.875%	5/1/55	1,000,000	1,012,060
Hunt Club Grove, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.600%	12/15/55	310,000	307,488
Hyde Park No 1, FL, Community Development District, Special Assessment Revenue, Series 2026	6.000%	5/1/55	485,000	487,478
Kings Creek I, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.750%	5/1/45	100,000	102,349
Assessment Area One Project, Series 2025	6.000%	5/1/55	225,000	226,582
Kingston One, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.750%	5/1/45	350,000	359,758
Assessment Area One Project, Series 2025	6.000%	5/1/57	800,000	809,851
Kissimmee Park, FL, Community Development District, Special Assessment Revenue:
Capital Improvement, Assessment Area One Project, Series 2025	6.125%	5/1/56	775,000	789,349
Capital Improvement, Assessment Area One Project, Series 2025	6.500%	5/1/56	800,000	814,280
Lake Flores, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2026	5.450%	5/1/46	1,200,000	1,199,038
Lake Hideaway, FL, Community Development District, Special Assessment Revenue, Series 2026	5.700%	5/1/57	850,000	818,425
Lake Hills, FL, Community Development District, Special Assessment Revenue, Series 2026	5.650%	5/1/56	895,000	868,447
Lakeside at Satilla, FL, Community Development District, Special Assessment Revenue, Capital Improvement, Series 2025	5.625%	5/1/55	200,000	197,351 (a)
Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue:
Northeast Sector Project – Phase 1A, Series 2018	5.100%	5/1/48	2,530,000	2,493,160
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Northeast Sector Project, Series 2018	5.300%	5/1/39	$1,250,000	$1,264,179
Northeast Sector Project, Series 2020, Refunding	4.000%	5/1/50	500,000	414,042 (a)
Palm Grove Project, Series 2024	5.500%	5/1/55	755,000	759,245
Star Farms at Lakewood Ranch Project, Series 2024	4.625%	5/1/31	110,000	112,572
Star Farms at Lakewood Ranch Project, Series 2024	5.300%	5/1/44	485,000	497,443
Star Farms at Lakewood Ranch Project, Series 2024	5.550%	5/1/54	530,000	534,356
Landings, FL, Community Development District, Special Assessment Revenue, Series 2024	5.800%	5/1/55	850,000	845,353
Lee County, FL, IDA, Health Care Facilities Revenue, Shell Point Obligated Group Project, Series C	5.000%	11/15/54	500,000	492,264
Lowery Hills, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.625%	5/1/45	725,000	727,549 (a)
LT Ranch South, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.900%	5/1/56	225,000	223,379
Metropica, FL, Community Development District, Special Assessment Revenue, BAN, Assessment Area One – Master Infrastructure Project, Series 2026	7.000%	11/1/30	405,000	403,008
Miami-Dade County, FL, IDA Revenue, Pinecrest Academy Inc.	5.000%	9/15/34	1,980,000	1,980,524
Middleton, FL, Community Development District, Special Assessment Revenue, Series A	6.200%	5/1/53	1,245,000	1,285,285
Northlake, FL, Stewardship District, Special Assessment Revenue:
Pod A – Assessment Area Two	5.750%	5/1/56	655,000	635,771
Rye Ranch Pod C1 – Assessment Area One	6.000%	5/1/45	125,000	129,266
Rye Ranch Pod C1 – Assessment Area One	6.200%	5/1/56	350,000	356,333
Northridge, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.750%	5/1/45	275,000	281,259 (a)
Series 2025	6.000%	5/1/55	275,000	277,128 (a)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.750%	5/15/55	880,000	890,851 (a)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Palermo, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.500%	6/15/55	$600,000	$606,240
Palm Beach County, FL, Health Facilities Authority Revenue:
Lynn University Housing Project, Series A	5.000%	6/1/57	1,045,000	911,479 (a)
Palm Beach Atlantic University Housing Project, Series A	5.000%	4/1/39	500,000	499,495 (a)
Palm Coast, FL, 145 Community Development District, Special Assessment Revenue, Series A	6.750%	5/1/57	300,000	306,219 (a)
Palm Gate, FL, Community Development District, Special Assessment Revenue, Series 2026	5.600%	5/1/56	675,000	647,502
Parkside Trails, FL, Community Development District Revenue, Project Area, Series 2025	5.550%	5/1/55	725,000	700,829
Peace Creek Village, FL, Community Development District, Special Assessment Revenue, Series 2025	5.600%	5/1/45	710,000	715,189 (a)
Pinellas County, FL, IDA Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc., Project	5.000%	7/1/39	2,770,000	2,774,255
Radiance, FL, Community Development District, Special Assessment Revenue, Assessment Area One	6.400%	5/1/56	400,000	406,327 (a)
Ranches at Lake Mcleod, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.650%	6/15/55	590,000	591,171
River Landing, FL, Community Development District, Special Assessment Revenue, Capital Improvement	5.450%	5/1/55	555,000	542,445
Riverwalk, FL, Community Development District, Special Assessment Revenue, Project Area, Series A	5.625%	5/1/55	450,000	441,550 (a)
Sagebrush, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2026	5.600%	5/1/56	600,000	575,557 (a)
Saltleaf, FL, Community Development District, Special Assessment Revenue, Series 2026	6.050%	5/1/57	250,000	251,905
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sarasota County, FL, Health Facilities Authority Revenue:
Village on the Isle Project, Refunding	5.000%	1/1/30	$750,000	$752,113
Village on the Isle Project, Refunding	5.000%	1/1/31	1,285,000	1,288,057
Seaton Creek Reserve, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.700%	5/1/56	805,000	796,819 (e)
Seminole County, FL, IDA Revenue, Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/51	830,000	638,131 (a)
Solaeris, FL, Community Development District, Special Assessment Revenue:
Assessment Area Two, Series 2025	6.000%	5/1/45	175,000	179,951 (a)
Assessment Area Two, Series 2025	6.300%	5/1/56	320,000	324,633 (a)
Assessment Area Two, Series 2026	5.800%	5/1/57	615,000	604,173
Somerset Bay, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.800%	5/1/56	635,000	625,102
Sorrento Pines, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.750%	5/1/56	650,000	650,872 (a)(e)
Southpointe of Manatee County, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.625%	5/1/56	330,000	321,774
St. Johns County, FL, IDA Revenue:
Vicars Landing Project, Series A, Refunding	4.000%	12/15/36	400,000	376,576
Vicars Landing Project, Series A, Refunding	4.000%	12/15/41	750,000	659,310
Vicars Landing Project, Series A, Refunding	4.000%	12/15/50	750,000	583,030
Stuart Crossing, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Series 2026	5.850%	5/1/56	985,000	985,560 (a)(e)
Sugarloaf, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.625%	12/15/55	330,000	321,133
Sunrise, FL, Community Development District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.875%	5/1/55	250,000	239,497 (a)
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/40	850,000	444,984
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/41	1,000,000	495,367
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/45	$2,000,000	$785,670
Terra Lago, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2025	5.625%	5/1/45	250,000	253,469
Assessment Area Two	5.750%	5/1/56	725,000	703,716
Tolomato, FL, Community Development District, Special Assessment Revenue:
Seabrook Village Phases One & Two, Series 2024	4.800%	5/1/44	880,000	852,675
Seabrook Village Phases One & Two, Series 2024	5.125%	5/1/54	360,000	345,458
Tranquility, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	5.625%	5/1/55	600,000	580,556
Twisted Oaks Pointe, FL, Community Development District, Special Assessment Revenue, Assessment Area Four Project, Series 2026	5.875%	5/1/56	270,000	267,119
Venice, FL, Retirement Community Revenue, Village on the Isle Project, Series A	5.625%	1/1/60	625,000	619,444 (a)
Verano No 4, FL, Community Development District, Special Assessment Revenue, Astor Creek Phase Two, Assessment Area, Series 2025	6.000%	5/1/55	375,000	380,839
Village, FL, Community Development District No 13, Special Assessment Revenue:
Phase Three, Series 2021	3.250%	5/1/52	1,450,000	1,045,384
Phase Two, Series 2020	3.500%	5/1/51	3,790,000	2,878,895 (a)
Vivid Shores, FL, Community Development District, Special Assessment Revenue, Project Area, Series 2025	5.625%	5/1/56	175,000	171,366
Waterford, FL, Community Development District, Special Assessment Revenue, Assessment Area Three	6.000%	5/1/45	595,000	617,049
Waterset South, FL, Community Development District, Special Assessment Revenue:
Assessment Area, Series 2025	5.700%	5/1/56	465,000	465,868
Assessment Area, Series 2026	5.650%	5/1/56	520,000	518,375
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
West Port East, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	6.000%	5/1/55	$550,000	$556,601 (a)
Westview South, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	6.200%	5/1/55	625,000	639,542 (a)
Willow Creek II, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2026	5.625%	5/1/56	395,000	381,899
Willowbrook, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Series 2025	5.875%	5/1/56	150,000	149,020 (a)
Windsor Cay, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.500%	5/1/55	520,000	501,864 (a)
Woodcreek, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2025	5.500%	5/1/55	500,000	475,158
Woodland Crossing, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.875%	5/1/45	115,000	117,933 (a)
Series 2025	6.125%	5/1/56	240,000	242,623 (a)
Woodland Preserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.500%	5/1/55	500,000	486,673 (a)
Woodlands Section 9, FL, Community Development District, Special Assessment Revenue, Series 2026	5.700%	5/1/46	1,000,000	989,864
Total Florida				90,783,469
Georgia — 0.2%
Atlanta, GA, Development Authority Revenue:
PRG-CAU Properties LLC Project, Series A	6.000%	7/1/50	125,000	128,425 (a)
PRG-CAU Properties LLC Project, Series A	6.000%	7/1/55	100,000	101,853 (a)
DeKalb County, GA, Development Authority Revenue:
The Globe Academy Inc., Project Series A	5.000%	6/1/55	400,000	367,352
The Globe Academy Inc., Project Series A	5.000%	6/1/63	800,000	714,726
Total Georgia				1,312,356
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — 3.8%
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	$3,725,000	$3,764,805
Dedicated, Series A	5.750%	12/1/50	4,500,000	4,522,197
Dedicated, Series B, Refunding	6.000%	12/1/44	1,000,000	1,040,048
Chicago, IL, GO:
Series A	5.000%	1/1/44	1,000,000	954,785
Series A, Refunding	4.000%	1/1/36	3,150,000	2,947,723
Chicago, IL, Special Assessment Revenue:
Lakeshore East Project, Series 2022, Refunding	2.870%	12/1/27	228,000	224,912 (a)
Lakeshore East Project, Series 2022, Refunding	3.200%	12/1/29	300,000	291,936 (a)
Lakeshore East Project, Series 2022, Refunding	3.290%	12/1/30	325,000	314,373 (a)
Lakeshore East Project, Series 2022, Refunding	3.450%	12/1/32	275,000	262,851 (a)
Du Page County, IL, Special Service Area No 31, Monarch Landing Inc., Series 2006	5.625%	3/1/36	498,000	498,014
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	1,000,000	927,511 (a)
Navy Pier, Inc., Series 2024, Refunding	5.000%	10/1/44	750,000	738,973 (a)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	5,500,000	5,094,103
Total Illinois				21,582,231
Indiana — 1.3%
Indiana State Finance Authority Revenue:
CHF Tippecanoe LLC, Student Housing Project, Series A	5.375%	6/1/64	2,200,000	2,147,919
Marian University Project, Series 2026	5.250%	9/15/56	1,545,000	1,498,471
Indiana State Finance Authority, Student Housing Revenue, Series A	5.125%	6/1/58	2,500,000	2,372,474
Indiana State Housing & CDA, MFH Revenue, Cambridge Square North Apartments, Series 2026, FNMA – Collateralized	4.500%	8/1/42	1,500,000	1,465,194
Total Indiana				7,484,058
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Iowa — 1.0%
Iowa State Finance Authority Revenue:
Lifespace Communities Inc., Series 2023, Refunding	7.500%	5/15/53	$1,400,000	$1,543,434
Lifespace Communities Inc., Series 2024, Refunding	5.125%	5/15/59	3,500,000	3,264,095
Senior Living Facility, Presbyterian Homes Mill Pond Project, Series 2025, Refunding	5.750%	10/1/55	650,000	661,210
Total Iowa				5,468,739
Kentucky — 1.1%
Kentucky State Economic Development Finance Authority Revenue, The Meadow Project & Grove Pointe Project, Refunding	5.000%	5/15/36	2,000,000	1,909,938
Kentucky State PEA, Gas Supply Revenue, Series B	5.000%	12/1/33	4,000,000	4,062,904
Total Kentucky				5,972,842
Louisiana — 0.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue:
Christwood Project, Series 2024, Refunding	5.000%	11/15/44	765,000	750,317 (a)
Christwood Project, Series 2024, Refunding	5.250%	11/15/59	1,150,000	1,075,630 (a)
Louisiana State PFA, Revenue:
Acadiana Renaissance Charter Academy Project, Series 2025	6.000%	6/15/59	325,000	324,308 (a)
Calcasieu River Bridge, Public-Private Partnership Project, Series 2024	5.750%	9/1/64	1,100,000	1,132,545 (b)
Total Louisiana				3,282,800
Maryland — 1.5%
Brunswick, MD, Special Tax Revenue, Series 2019, Refunding	5.000%	7/1/36	998,000	1,009,280
Frederick County, MD, Educational Facilities Revenue, Mount St. Mary’s University Series A, Refunding	5.000%	9/1/37	500,000	485,110 (a)
Maryland State EDC, Special Obligation Bond, Port Covington Project, Series 2020	4.000%	9/1/50	1,250,000	1,030,278
Maryland State EDC, Student Housing Revenue, Morgan State University Project, Series A	6.000%	7/1/58	5,025,000	5,270,179
Prince George’s County, MD, Tax Increment Revenue, Westphalia Town Center Project, Series 2018	5.125%	7/1/39	300,000	300,710 (a)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Westminster, MD, Project Revenue, Lutheran Village at Millers Grant Inc., Series A	6.000%	7/1/34	$635,000	$635,365
Total Maryland				8,730,922
Massachusetts — 1.2%
Lowell, MA, Collegiate Charter School Revenue, Series 2019	5.000%	6/15/49	2,290,000	2,181,024
Massachusetts State DFA Health Facilities Authority Revenue, Adventcare Inc., Series A	6.650%	10/15/28	2,035,000	20 *(a)(f)(g)
Massachusetts State DFA Revenue:
CHF Wentworth Inc. Issue, Pike Student Housing Project, Series A	5.500%	7/1/66	500,000	487,799 (a)
Lasell University Issue, Series 2021, Refunding	4.000%	7/1/45	750,000	643,024
Lasell University, Series 2021, Refunding	4.000%	7/1/50	2,615,000	2,104,232
Middlesex Sustainable Energy Partners, Series A	5.500%	10/1/44	1,500,000	1,602,465
Total Massachusetts				7,018,564
Michigan — 1.8%
Detroit, MI, GO, Financial Recovery, Series B-1 Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	6,024,671	4,733,404 (d)
Grand Rapids, MI, EDC, Beacon Hill at Eastgate Project, Series A	6.125%	11/1/60	1,000,000	1,004,131
Michigan State Finance Authority Revenue:
Aquinas College Project, Refunding	5.000%	5/1/46	1,000,000	785,298
Lawrence Technological University Project, Refunding	5.000%	2/1/47	600,000	545,580
Michigan State HDA Revenue, Series A	2.730%	10/1/59	2,500,000	1,503,224
Michigan State Strategic Fund Ltd. Obligation Revenue, Bedrock Detroit – Transformational Brownfield Plan Project, Series 2026	5.500%	10/1/53	1,505,000	1,512,698 (a)
Total Michigan				10,084,335
Minnesota — 1.5%
Baytown Township, MN, Charter School Lease Revenue, St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/36	400,000	369,179
Eagan, MN, Charter School Lease Revenue, Great Oaks Academy, Series A	6.500%	2/1/65	700,000	688,885 (a)
Forest Lake, MN, Charter School Lease Revenue, Lakes International Language Academy Project, Series A	5.250%	8/1/43	615,000	616,776
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Ham Lake, MN, Charter School Lease Revenue:
Davinci Academy Project, Series A	5.000%	7/1/47	$1,000,000	$828,525
Series A	5.000%	11/1/36	1,500,000	1,500,442
Minnesota State HEFA Revenue, Series A	5.000%	5/1/46	1,000,000	687,550
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	1,350,000	1,352,400
St. Paul, MN, Housing & Redevelopment Authority Revenue, Hmong College Prep Academy Project, Series A, Refunding	5.000%	9/1/55	2,750,000	2,491,512
Total Minnesota				8,535,269
Missouri — 1.6%
Missouri State HEFA Revenue:
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/38	930,000	862,880
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/43	3,965,000	3,593,863
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series B, Refunding	4.000%	5/1/45	3,500,000	3,175,488
Plaza at Noah’s Ark, MO, Community Improvement District Revenue:
Refunding	3.000%	5/1/30	725,000	696,943
Refunding	3.125%	5/1/35	500,000	449,631
Total Missouri				8,778,805
Nevada — 0.5%
Las Vegas, NV, Special Assessment Revenue:
Local Improvement Bonds, Series 2014, Refunding	5.000%	6/1/30	755,000	755,509
Local Improvement Bonds, Series 2021	3.125%	6/1/51	1,395,000	974,400
North Las Vegas, NV, Special Assessment Revenue:
Local Improvement Bonds, Series 2019	4.500%	6/1/39	615,000	609,012
Local Improvement Bonds, Series 2025	6.750%	6/1/55	650,000	659,415 (a)
Total Nevada				2,998,336
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — 2.4%
National Finance Authority, NH, Revenue:
Caritas Oregon Project, Series A	4.125%	8/15/40	$1,475,000	$1,321,403
Caritas Oregon Project, Series A	4.250%	8/15/46	1,650,000	1,433,636
Caritas Oregon Project, Series A	4.500%	8/15/55	3,495,000	2,880,771
Grace Christian School Project	6.000%	8/1/65	1,500,000	1,472,439
Series A-1	0.000%	4/1/36	2,197,292	2,179,260 (c)(d)
Social Certificates, Series 2	3.625%	8/20/39	3,730,113	3,510,401
Subordinate, Series 2026	0.000%	7/20/41	650,000	946,235 (a)(d)
Total New Hampshire				13,744,145
New Jersey — 1.7%
Camden County, NJ, Improvement Authority Revenue, Cooper Norcross Academy, Series 2022	6.000%	6/15/62	3,000,000	3,061,450
Middlesex County, NJ, Improvement Authority Revenue:
Health and Life Science Exchange H-3 Project, Series 2026	5.950%	6/1/61	900,000	918,224 (a)
Health and Life Science Exchange H-3 Project, Series 2026	7.125%	6/1/61	1,950,000	1,982,029 (a)
New Jersey State EDA Revenue:
Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	865,000	866,190 (b)
Special Facility Revenue, United Airlines Project	5.500%	6/1/33	2,000,000	2,003,508 (b)
UMM Energy Partners LLC Project, Series A	5.000%	6/15/37	1,000,000	999,946 (b)
Total New Jersey				9,831,347
New Mexico — 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	1,200,000	1,113,842
New York — 6.2%
Build NYC Resource Corp., NY, Revenue, New World Preparatory Charter School Project, Series A	4.000%	6/15/51	500,000	389,375 (a)
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project	5.000%	6/1/59	540,000	512,126 (a)
New York State Liberty Development Corp. Revenue:
3 World Trade Center Project, Refunding	5.375%	11/15/40	1,250,000	1,251,489 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Tax-Exempt Bonds, 4 World Trade Center Project, Green Bonds, Refunding	2.875%	11/15/46	$2,650,000	$1,945,410
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.000%	9/15/43	5,450,000	4,336,355
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.125%	9/15/50	425,000	309,599
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	3.000%	8/1/31	1,150,000	1,105,565 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,200,000	2,332,774 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2018	4.000%	1/1/36	4,405,000	4,345,718 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	4,400,000	4,540,907 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/55	8,500,000	8,929,359 (b)
Oneida Indian Nation of New York, NY, Series A	8.000%	9/1/40	2,250,000	2,232,790 (a)
Suffolk Regional Off-Track Betting Corp., NY, Revenue, Tax-Exempt, GO	6.000%	12/1/53	2,730,000	2,776,306
Total New York				35,007,773
North Carolina — 0.2%
North Carolina State Medical Care Commission, First Mortgage Revenue, Pennybyrn at Maryfield Project, Series A	5.000%	10/1/50	1,500,000	1,384,531
Ohio — 3.2%
Centerville, OH, Health Care Improvement Revenue, Graceworks Lutheran Services, Series 2017, Refunding	5.250%	11/1/47	2,000,000	1,923,756
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Playhouse Square Foundation Project, Series 2018, Refunding	5.500%	12/1/43	500,000	507,500
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A	5.000%	1/1/52	785,000	747,890
Hickory, OH, Chase Community Authority Revenue, Infrastructure Improvement, Series A, Refunding	5.000%	12/1/40	1,285,000	1,313,692 (a)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Air Quality Development Authority Revenue, Pratt Paper LLC Project, Series 2017	4.250%	1/15/38	$1,700,000	$1,665,315 (a)(b)
Ohio State Higher Educational Facility Commission Revenue:
Capital University 2022 Project, Refunding	6.000%	9/1/52	1,475,000	1,476,721
The Cleveland Institute of Art 2018 Project	5.250%	12/1/48	750,000	670,557
The Cleveland Institute of Art 2018 Project	5.500%	12/1/53	1,800,000	1,619,179
The Cleveland Institute of Music 2022 Project	5.125%	12/1/42	3,490,000	3,458,518
The Cleveland Institute of Music 2022 Project	5.375%	12/1/52	3,300,000	3,184,915
Washington County, OH, Hospital Facilities Revenue, Memorial Health System Obligated Group, Refunding	6.750%	12/1/52	750,000	774,172
West Central Ohio State Port Authority Revenue, Reserve at Honey Creek Phase One Project, CAB Step bond (0.000% to 12/1/32 then 6.750%)	0.000%	12/1/58	755,000	525,024
Total Ohio				17,867,239
Oklahoma — 0.0%††
Tulsa, OK, Municipal Airport Trust Revenue, American Airlines Inc. Project, Refunding	6.250%	12/1/35	110,000	123,078 (b)
Oregon — 0.2%
Warm Springs, OR, Reservation Confederated Tribe Hydroelectric Revenue:
Tax-Exempt, Pelton-Round Butte Project, Series B, Refunding	5.000%	11/1/32	360,000	375,491 (a)
Tax-Exempt, Pelton-Round Butte Project, Series B, Refunding	5.000%	11/1/39	700,000	719,088 (a)
Total Oregon				1,094,579
Pennsylvania — 3.4%
Chester County, PA, IDA Revenue:
Collegium Charter School Project, Series A	5.125%	10/15/37	1,200,000	1,120,469
University Student Housing LLC Project, West Chester University of Pennsylvania, Series A	5.000%	8/1/45	2,200,000	2,086,653
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligated Group, Series 2019, Refunding	5.000%	1/1/45	1,000,000	969,432
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Dallas Area, PA, Municipal Authority Revenue, Misericordia University Project, Series 2019, Refunding	5.000%	5/1/48	$3,600,000	$3,218,040
Lancaster County, PA, Hospital Authority Revenue, Moravian Manors Inc. Project, Series A	5.000%	6/15/49	4,705,000	4,142,996
Lancaster, PA, IDA Revenue, Willow Valley Communities Project, Series 2019	4.000%	12/1/44	1,150,000	997,487
Lehigh County, PA, IDA Revenue, Seven Generations Charter School Project, Series A, Refunding	4.000%	5/1/51	2,385,000	1,838,678
Pennsylvania State Economic Development Financing Authority Revenue, Private Activity- The Penndot Major Bridges Package One Project	6.000%	6/30/61	2,500,000	2,619,556 (b)
Pennsylvania State Higher EFA Revenue, University Properties Inc., Student Housing Project, Refunding, Series A	5.000%	7/1/31	1,000,000	990,891
Philadelphia, PA, IDA Revenue:
University of the Arts, Refunding	5.000%	3/15/45	75,000	77,628 (a)(h)
University of the Arts, Unrefunded	5.000%	3/15/45	1,387,984	277,597 *(a)(f)(g)
Wilkes-Barre, PA, Finance Authority Revenue, Wilkes University Project, Refunding	4.000%	3/1/42	1,165,000	958,256
Total Pennsylvania				19,297,683
Puerto Rico — 1.7%
Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/41	5,700,000	5,347,056
Puerto Rico Electric Power Authority Revenue, Series TT	5.000%	7/1/37	3,310,000	2,412,162 *(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	42,000	40,826
CAB, Restructured, Series A-1	0.000%	7/1/29	109,000	98,882
CAB, Restructured, Series A-1	0.000%	7/1/31	141,000	119,547
CAB, Restructured, Series A-1	0.000%	7/1/46	2,518,000	920,797
Restructured, Series A-1	4.500%	7/1/34	116,000	115,686
Restructured, Series A-1	4.550%	7/1/40	59,000	58,466
Restructured, Series A-2	4.536%	7/1/53	17,000	15,680
Restructured, Series A-2	4.784%	7/1/58	240,000	227,221
Total Puerto Rico				9,356,323
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 1.3%
Berkeley County, SC, Special Assessment Revenue, Series 2019	4.250%	11/1/40	$1,000,000	$943,206
Lancaster County, SC, Special Assessment Revenue, Series 2025	6.200%	6/1/55	300,000	307,443 (a)
South Carolina State Jobs EDA Health Care Facilities Revenue, Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.500%	11/15/44	750,000	763,212
South Carolina State Jobs EDA Revenue:
Green Charter Schools Project, Series A, Refunding	4.000%	6/1/36	900,000	778,147 (a)
Green Charter Schools Project, Series A, Refunding	4.000%	6/1/56	1,530,000	1,023,972 (a)
High Point Academy Project, Series A	5.750%	6/15/39	2,000,000	1,891,046 (a)
Woodlands at Furman Project, Series A	5.000%	11/15/42	585,000	584,008
Woodlands at Furman Project, Series A	5.000%	11/15/54	1,100,000	1,016,513
Total South Carolina				7,307,547
Tennessee — 1.3%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
The Blakeford at Green Hills Corp., Series 2020	4.000%	11/1/55	3,000,000	2,365,516
Trevecca Nazarene University Project, Series 2019, Refunding	5.000%	10/1/29	490,000	495,401
Trevecca Nazarene University Project, Series 2019, Refunding	5.000%	10/1/48	2,900,000	2,698,062
Trevecca Nazarene University Project, Series 2021	4.000%	10/1/51	1,000,000	768,190
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Development Revenue, Fifth & Broadway Development Project	5.125%	6/1/36	1,250,000	1,261,554 (a)
Total Tennessee				7,588,723
Texas — 9.1%
Anna, TX, Municipal Corp., Special Assessment Revenue:
Crystal Park Public Improvement District, Improvement Area One	5.875%	9/15/55	400,000	408,223 (a)
Woods at Lindsey Place Public Improvement District, Series 2025	5.500%	9/15/55	131,000	131,656
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Aransas Pass, TX, Special Assessment Revenue, Aransas Oaks Public Improvement District, Improvement Area One Project	6.000%	9/1/56	$185,000	$182,848
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Series 2024	4.750%	6/15/49	615,000	553,640 (a)
Basis Texas Charter Schools Inc., Series 2024	4.875%	6/15/54	1,050,000	931,212 (a)
Basis Texas Charter Schools Inc., Series 2024	4.875%	6/15/59	1,000,000	872,123 (a)
Magellan International School, Series 2022	6.375%	6/1/62	2,400,000	2,305,472 (a)
Wayside Schools, Series A, Refunding	4.000%	8/15/36	335,000	305,768
Wayside Schools, Series A, Refunding	4.000%	8/15/46	850,000	678,518
Aubrey, TX, Special Assessment Revenue, Duck Point Public Improvement, Series 2025	5.375%	12/31/45	150,000	150,311 (a)
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	1,340,000	1,315,811 (a)
Celina, TX, Special Assessment Revenue, Sutton Fields East Public Improvement District, Phase Two Project, Series 2025	5.375%	9/1/45	358,000	354,995 (a)
Crandall, TX, Special Assessment Revenue, River Ridge Public Improvement District, Improvement Area Two Project, Series 2025	5.500%	9/15/55	920,000	911,602 (a)
Dayton, TX, Special Assessment Revenue, Dayton Public Improvement District, Improvement Area One Project	5.500%	9/1/55	650,000	648,782 (a)
Denton County, TX, Special Assessment Revenue:
Green Meadows Public Improvement District, Major Improvement Area Project, Series 2025	5.875%	12/31/45	400,000	412,186 (a)
Green Meadows Public Improvement District, Major Improvement Area Project, Series 2025	5.625%	12/31/55	300,000	305,645 (a)
Green Meadows Public Improvement District, Major Improvement Area Project, Series 2025	6.125%	12/31/55	600,000	615,395 (a)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
East Waller County, TX, Management District, Special Assessment Revenue:
Sofi Lakes Sections One & Two Project, Series 2025	6.250%	9/15/55	$305,000	$311,274 (a)
Sofi Lakes Sections One &Two Project, Series 2025	5.000%	9/15/35	115,000	117,066 (a)
Sofi Lakes Sections One &Two Project, Series 2025	6.000%	9/15/45	260,000	269,400 (a)
Elmendorf, TX, Special Assessment Revenue, Hickory Ridge Public Improvement District, Improvement Area Two Project, Series 2025	6.125%	9/1/55	300,000	300,444 (a)
Ennis, TX, Special Assessment Revenue, Prairieview Public Improvement District, Improvement Area One & Two Project, Series 2025	5.500%	9/15/55	625,000	627,396 (a)
Georgetown, TX, Special Assessment Revenue, Bluffview Public Improvement District, Improvement Area One Project, Series 2026	5.625%	9/15/51	780,000	770,152 (a)
Gunter, TX, Special Assessment Revenue, Bridges Phase Two Public Improvement District Project, Series 2025	5.500%	9/15/45	771,000	787,035 (a)
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,750,000	3,435,033 (b)
Justin, TX, Special Assessment Revenue, Timberbrook Public Improvement District No 1, Improvement Area Three Project, Series 2025	5.875%	9/1/45	200,000	204,063 (a)
Kyle, TX, Municipal Corp., Special Assessment Revenue, Savannah Ranch Public Improvement District, Improvement Area One Project	5.750%	9/1/56	150,000	146,959
Lavon, TX, Municipal Corp., Special Assessment Revenue, Elevon Public Improvement District, Improvement Area	5.750%	9/15/55	190,000	189,368
Lowry Crossing, TX, Municipal Corp., Special Assessment Revenue:
Lowry Trails Public Improvement, District Improvement Area Two Project, Series 2026	5.625%	9/15/56	850,000	828,380 (e)
Simpson Road Public Improvement District Project, Series 2025	6.000%	9/15/55	1,507,000	1,535,397 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Manor, TX, Special Assessment Revenue:
Entradaglen Public Improvement District, Assessment Area One Project, Series 2025	7.000%	9/15/55	$364,000	$380,838 (a)
Newhaven Public Improvement District, Series 2025	6.000%	9/15/55	275,000	281,308 (a)
Mansfield, TX, Special Assessment Revenue, Staybolt Public Improvement District, Assessment Area One Project, Series 2025	6.250%	9/15/55	850,000	872,293 (a)
Matagorda County, TX, Navigation District No 1, Revenue, AEP Texas Central Co., Refunding, Series A, AMBAC	4.400%	5/1/30	3,000,000	3,124,360
Mclendon-Chisholm, TX, Special Assessment Revenue, Series 2026	5.700%	9/15/56	675,000	660,299 (e)
Medina County, TX, Special Assessment Revenue:
Haby Farms Public Improvement District, Improvement Area Two Project, Series 2026	5.650%	9/1/56	675,000	650,022 (a)
Talley Ho Public Improvement District, Improvement Area One Project	5.350%	9/1/54	1,371,000	1,303,931 (a)
Viera Public Improvement District No 1, Improvement Area One Project, Series 2026	5.450%	9/1/46	430,000	428,106
Mesquite, TX, Special Assessment Revenue, Solterra Public Improvement District, Improvement Area C-Four, Series 2025	5.625%	9/1/55	175,000	176,029
Mission, TX, EDC Revenue, Permian Basin Water Resources Project, Green Bonds	6.750%	8/15/45	1,000,000	1,025,627 (a)(b)
Montgomery County, TX, Special Assessment Revenue, Villages of Greystone Public Improvement District Project, Series 2026	5.750%	9/15/56	741,000	723,914
Mustang Ridge, TX, Special Assessment Revenue, Durango Public Improvement District, Improvement Area Two Project	6.125%	9/1/55	789,000	808,140 (a)
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
MRC Senior Living, Langford Project	5.375%	11/15/36	500,000	488,157
MRC Senior Living, Langford Project	5.500%	11/15/46	700,000	634,434
MRC Senior Living, Langford Project	5.500%	11/15/52	250,000	220,109
Westminster Manor Project, Refunding	4.000%	11/1/55	1,450,000	1,190,839
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Oak Point, TX, Special Assessment Revenue, Oak Point 720 Public Improvement District, Improvement Area Two-Five Project, Series 2026	5.875%	9/15/56	$1,000,000	$983,377
Pilot Point, TX, Special Assessment Revenue:
Bryson Ranch Public Improvement District Zone A Improvement Area One Project	6.125%	9/15/45	175,000	182,624 (a)
Bryson Ranch Public Improvement District Zone A Improvement Area One Project	6.375%	9/15/55	250,000	256,609 (a)
Bryson Ranch Public Improvement District Zone A Remainder Area Project	7.125%	9/15/55	185,000	189,860 (a)
Bryson Ranch Public Improvement District Zone B Improvement Area One Project	5.250%	9/15/35	100,000	103,189 (a)
Bryson Ranch Public Improvement District Zone B Improvement Area One Project	6.125%	9/15/45	100,000	104,502 (a)
Bryson Ranch Public Improvement District Zone B Improvement Area One Project	6.375%	9/15/55	113,000	115,987 (a)
Bryson Ranch Public Improvement District Zone B Remainder Area Project	7.125%	9/15/55	180,000	184,728 (a)
Maverick Farms Public Improvement District, Improvement Area One Project, Series 2026	6.250%	9/15/56	255,000	252,102
Maverick Farms Public Improvement District, Series 2026	7.000%	9/15/56	230,000	227,573
Port Arthur, TX, Housing Authority Revenue, Willow Lakes Project, Subordinate Bonds, Series A	7.500%	10/1/36	575,000	553,736 (a)
Princeton, TX, Municipal Corp., Special Assessment Revenue:
Eastridge Public Improvement District No 5, Series 2025	5.625%	9/1/55	445,000	445,809 (a)
Eastridge Public Improvement District, Improvement Area Six Project, Series 2026	5.625%	9/1/56	1,000,000	977,359 (a)
Southridge Public Improvement District, Improvement Area Two, Series 2025	5.625%	9/1/55	475,000	475,040
Windmore Public Improvement District No 3, Series 2025	5.625%	9/1/55	465,000	465,845
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Royse City, TX, Municipal Corp., Special Assessment Revenue:
Clearview Ranch Public Improvement District, North Zone Improvement Area One Project	6.000%	9/15/55	$673,000	$684,501 (a)
Waterscape Annex Public Improvement District Project, Series 2026	5.625%	9/15/56	400,000	389,819 (a)
San Antonio, TX, Education Facilities Corp. Revenue, University of The Incarnate Word Project, Series A, Refunding	4.000%	4/1/51	2,350,000	1,889,409
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,620,000	1,627,697
Terrell, TX, Special Assessment Revenue:
Arboretum Estates Public Improvement District No 6, Series 2025	6.250%	9/15/55	375,000	384,303 (a)
Arboretum Estates Public Improvement District No 6, Series 2025	7.000%	9/15/55	375,000	381,441 (a)
Texas State Community Housing & EDC Revenue, Senior Lien, Agape Helotes, Series A-1	6.250%	1/1/65	1,375,000	1,264,499 (a)
Texas State Transportation Commission, First Tier Toll Revenue, CAB, Series A	0.000%	8/1/39	1,500,000	817,997
Tomball, TX, Special Assessment Revenue, Winfrey Estates Public Improvement District, Series 2025	6.000%	9/15/53	450,000	463,608 (a)
Town of Providence Village, TX, Special Assessment Revenue, Foree Ranch Public Improvement District, Series 2025	5.500%	9/1/55	910,000	894,061 (a)
Travis County Development Authority, TX, Contract Assessment Revenue, Turner’s Crossing Public Improvement, District Improvement Area Three Project, Series 2026	5.750%	9/1/56	420,000	415,571 (a)
Uptown Development Authority, TX, Tax Increment Revenue:
Series 2021, Refunding	3.000%	9/1/36	650,000	525,672
Series 2021, Refunding	3.000%	9/1/37	650,000	510,960
Series 2021, Refunding	3.000%	9/1/38	750,000	568,207
Series 2021, Refunding	3.000%	9/1/39	550,000	404,551
Series 2021, Refunding	3.000%	9/1/40	605,000	432,748
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Waxahachie, TX, Special Assessment Revenue, Public Improvement District No 1, Phase Four-Five Project, Series 2026	5.750%	8/15/56	$726,000	$712,330 (e)
Wharton, TX, Special Assessment Revenue, Wharton Public Improvement District No 2, Series 2025	6.000%	9/15/55	150,000	152,827 (a)
Total Texas				51,613,101
Utah — 1.5%
Black Desert, UT, Public Infrastructure District, Special Assessment Revenue, Assessment Area One Project, Series 2024	5.625%	12/1/53	2,922,944	2,962,154 (a)
Mida Cormont, UT, Public Infrastructure District, GO, CAB, Series A-2 Step bond (0.000% to 6/1/29 then 6.750%)	0.000%	6/1/55	750,000	656,606 (a)
Mida Mountain Village, UT, Public Infrastructure District, Special Assessment Revenue, Mountain Village Assessment Area Two	4.000%	8/1/50	1,525,000	1,275,979 (a)
Point Phase 1, UT, Public Infrastructure District No 1, Tax Assessment Revenue, Series A-1	6.125%	3/1/55	1,050,000	1,087,092
SkyRidge, UT Pegasus Infrastructure Financing District, Special Assessment Revenue, Series 2024	5.250%	12/1/44	700,000	698,683 (a)
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2024	5.250%	10/15/36	355,000	377,530
Series 2024	5.250%	10/15/39	405,000	420,642
Series 2024	5.500%	10/15/44	450,000	467,175
Series 2024	5.500%	10/15/48	500,000	507,874
Total Utah				8,453,735
Virginia — 1.0%
Cherry Hill, VA, Community Development Authority, Special Assessment Revenue, Series 2015	5.150%	3/1/35	500,000	500,601 (a)
James City County, VA, EDA Residential Care Facility Revenue:
Williamsburg Landing, Series A	6.875%	12/1/58	1,000,000	1,086,289
Williamsburg Landing, Series A, Refunding	4.000%	12/1/50	2,250,000	1,826,132
Lower Magnolia Green, VA, Community Development Authority, Special Assessment Revenue, Series 2015	5.000%	3/1/35	740,000	740,085 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Suffolk, VA, EDA Retirement Facilities Revenue, Lake Prince Center, Inc., Refunding	5.000%	9/1/31	$1,500,000	$1,497,427
Total Virginia				5,650,534
Washington — 2.5%
Grays Harbor County, WA, Public Hospital District No 1, Hospital Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.875%	12/1/53	5,000,000	5,385,074
Skagit County, WA, Public Hospital District No 1, Hospital Revenue, Skagit Regional Health	5.500%	12/1/54	2,000,000	2,015,411
Washington State HFC Revenue, Social Certificates, Series 2024	0.000%	3/1/50	1,231,164	1,174,987 (d)
Washington State HFC, Non-Profit Housing Revenue:
Blakeley & Laurel Villages Portfolio, Series B	7.000%	7/1/64	625,000	644,801 (a)
Seattle Academy of Arts & Sciences Project, Series 2023, Refunding	6.125%	7/1/53	2,500,000	2,619,621 (a)
Spokane International Academy Project, Series A	4.000%	7/1/40	2,235,000	1,931,851 (a)
Wesley Homes at Lea Hill Project, Series 2016, Refunding	5.000%	7/1/36	575,000	575,030 (a)
Total Washington				14,346,775
West Virginia — 0.3%
Monongalia County, WV, Senior Tax Increment Revenue:
Development District No 4, Refunding, Series A	5.750%	6/1/43	440,000	468,133 (a)
Development District No 4, Refunding, Series A	6.000%	6/1/53	880,000	918,601 (a)
Total West Virginia				1,386,734
Wisconsin — 8.0%
Public Finance Authority, WI, Revenue:
Charter School Certificates, Series 1	5.750%	7/1/62	2,760,219	2,836,348
Church Home of Hartford Inc., Project, Refunding	5.000%	9/1/38	1,500,000	1,500,009 (a)
Cornerstone Charter Academy Project	5.000%	2/1/64	2,000,000	1,717,603
Foundation Academy Charter School Project	5.000%	7/1/55	1,000,000	890,904 (a)
Foundation Academy Charter School Project	5.000%	7/1/60	1,250,000	1,094,951 (a)
Foundation of the University of North Carolina at Charlotte Inc., Project, Series A	4.000%	9/1/51	3,500,000	2,584,246 (a)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Georgia SR 400 Express Lanes Project	5.750%	12/31/65	$1,200,000	$1,239,232 (b)
Georgia SR 400 Express Lanes Project	6.500%	12/31/65	1,525,000	1,670,030 (b)
Grand Hyatt San Antonio Hotel Acquisition Project, Series B	6.000%	2/1/62	2,000,000	2,032,255 (a)
Inperium Project, Series 2026	6.000%	12/1/50	600,000	610,573 (a)
Maniilaq Association Employee Housing Project, Series 2026	5.250%	12/1/45	2,020,000	2,051,099
Maniilaq Association Employee Housing Project, Series 2026	5.250%	12/1/46	2,000,000	2,015,290
Mater Academy of Nevada-East Las Vegas Campus Project, Series A	5.000%	12/15/39	1,400,000	1,364,140 (a)
Mater Academy of Nevada-East Las Vegas Campus Project, Series A	5.000%	12/15/44	690,000	659,751 (a)
Multi-Family Affordable Housing Certificates, Series 1	6.810%	4/28/36	2,375,000	2,442,243 (a)
NC A&T Real Estate Foundation LLC Project, Series B	5.000%	6/1/44	175,000	172,876
North Carolina Leadership Academy, Series A	5.000%	6/15/39	410,000	398,014 (a)
North Carolina Leadership Academy, Series A	5.000%	6/15/49	1,040,000	955,855 (a)
North Carolina Leadership Academy, Series A	5.000%	6/15/54	455,000	405,619 (a)
Northwest Nazarene University, Refunding	5.000%	10/1/43	3,425,000	3,319,491
Piedmont Community Charter School	5.000%	6/15/53	1,000,000	926,436
Retirement Facilities, Southminster	5.000%	10/1/48	1,500,000	1,428,893 (a)
Roseman University of Health Sciences	5.000%	4/1/50	95,000	101,124 (a)(h)
Slam Academy of Nevada Project, Series A	5.500%	7/15/56	1,400,000	1,343,710 (a)
St. James Place Project, Tax-Exempt Bond, Series A-1	6.750%	12/1/60	1,200,000	1,214,379 (a)
Wonderful Foundations Charter School Portfolio Project, Series A-1	5.000%	1/1/55	3,800,000	3,209,692 (a)
Public Finance Authority, WI, Student Housing Revenue:
CHF-Manoa LLC, Uh Residences for Graduate Students, Series A	5.750%	7/1/63	2,000,000	1,868,772 (a)
University of Hawai’i Foundation Project, Green Social Bonds, Series A-1	4.000%	7/1/61	1,400,000	885,187 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Wisconsin State HEFA Revenue:
Benevolent Corporation Cedar Community, Series 2026, Refunding	5.000%	6/1/45	$1,165,000	$1,156,831
Dickson Hollow Phase Two Project, Series 2024	6.125%	10/1/59	700,000	724,473
Saint John’s Communities Inc., Series 2022, Refunding	4.000%	9/15/36	790,000	774,988
Three Pillars Senior Living Communities, Series A	5.750%	8/15/59	1,500,000	1,540,274
Total Wisconsin				45,135,288

Total Municipal Bonds (Cost — $544,988,104)				528,900,575
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 9.0%
Alaska — 1.4%
Alaska Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A	4.000%	10/1/44	8,750,000	8,037,268
Colorado — 1.1%
City & County of Denver, CO, Department of Aviation Airport Revenue:
Series D	5.750%	11/15/37	2,500,000	2,748,175
Series D	5.750%	11/15/38	3,175,000	3,490,182
Total Colorado				6,238,357
District of Columbia — 0.3%
Metropolitan, DC, Washington Airports Authority Revenue, Dulles Metrorail & Capital Improvement Projects, Series B	4.000%	10/1/53	1,935,000	1,615,088
Florida — 1.1%
Orange County, FL, Health Facilities Authority Revenue, Series 2022	4.000%	10/1/52	7,735,000	6,496,336
New York — 3.2%
New York State Transitional Finance Authority Revenue, Tax-Exempt Subordinated Bonds, Series A, Subseries A-1	5.500%	5/1/50	12,500,000	13,378,352
Port Authority of New York & New Jersey Consolidated Bonds, Series 2018	5.000%	11/1/49	4,485,000	4,531,939
Total New York				17,910,291
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — 1.9%
South Carolina State Jobs EDA Health Care Facilities Revenue, Novant Health Obligated Group, Series A	5.500%	11/1/48	$10,000,000	$10,565,415

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $50,786,120)				50,862,755
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Ground Transportation — 0.0%††
DesertXpress Enterprises LLC (Cost — $0)		12/1/35	12,600	0 *(g)(j)(k)
Total Investments before Short-Term Investments (Cost — $595,774,224)				579,763,330
	Rate		Shares
Short-Term Investments — 4.2%
Putnam Government Money Market Fund, Class P Shares (Cost — $23,541,921)	3.400%		23,541,921	23,541,921 (l)(m)
Total Investments — 106.6% (Cost — $619,316,145)				603,305,251
TOB Floating Rate Notes — (6.1)%				(34,325,000)
Other Liabilities in Excess of Other Assets — (0.5)%				(2,875,326)
Total Net Assets — 100.0%				$566,104,925

See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Schedule of Investments (cont’d)
July 31, 2026
 Franklin Municipal High Yield ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	The coupon payment on this security is currently in default as of July 31, 2026.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Value is less than $1.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $23,541,921 and the cost was $23,541,921 (Note 6).

See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

 Franklin Municipal High Yield ETF
Abbreviation(s) used in this schedule:
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
At July 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	295	9/26	$31,597,489	$31,263,086	$(334,403)
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	140	9/26	15,973,616	15,356,250	617,366
Net unrealized appreciation on open futures contracts					$282,963
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Statement of Assets and Liabilities
July 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $595,774,224)	$579,763,330
Investments in affiliated securities, at value (Cost — $23,541,921)	23,541,921
Cash	401,892
Interest receivable	7,146,105
Receivable for Fund shares sold	578,279
Deposits with brokers for open futures contracts	481,313
Dividends receivable from affiliated investments	64,435
Receivable from brokers — net variation margin on open futures contracts	62,537
Total Assets	612,039,812
Liabilities:
TOB Floating Rate Notes (Note 1)	34,325,000
Payable for securities purchased	10,703,448
Interest and commitment fees payable	528,944
Investment management fee payable	167,401
Trustees’ fees payable	64,182
Administration fee payable	1,301
Service and/or distribution fees payable	391
Accrued expenses	144,220
Total Liabilities	45,934,887
Total Net Assets	$566,104,925
Net Assets:
Paid-in capital	$607,246,514
Total distributable earnings (loss)	(41,141,589)
Total Net Assets	$566,104,925
Shares Outstanding	48,947,423
Net Asset Value	$11.57
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

Statement of Operations
For the Year Ended July 31, 2026(a)

Investment Income:
Interest	$30,544,314
Dividends from affiliated investments	545,633
Total Investment Income	31,089,947
Expenses:
Investment management fee (Note 2)	2,058,280
Interest expense (Note 1)	1,901,672
Service and/or distribution fees (Note 2)	270,459
Transfer agent fees (Note 2)	106,268
Registration fees	63,374
Legal fees	6,706
Trustees’ fees	4,998
Administration fees (Note 2)	2,503
Shareholder reports	1,819
Commitment fees (Note 7)	776
Miscellaneous expenses	7,297
Total Expenses	4,424,152
Less: Fee waivers and/or expense reimbursements (Note 2)	(37,154)
Expense reductions (Note 2)	(19,346)
Net Expenses	4,367,652
Net Investment Income	26,722,295
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,736,506)
Futures contracts	138,662
Net Realized Loss	(1,597,844)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	23,282,698
Futures contracts	514,333
Change in Net Unrealized Appreciation (Depreciation)	23,797,031
Net Gain on Investments and Futures Contracts	22,199,187
Increase in Net Assets From Operations	$48,921,482

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Tax-Free High
Yield Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for
additional information about the Reorganization.

See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended July 31,	2026(a)	2025
Operations:
Net investment income	$26,722,295	$27,972,375
Net realized loss	(1,597,844)	(2,247,275)
Change in net unrealized appreciation (depreciation)	23,797,031	(39,331,120)
Increase (Decrease) in Net Assets From Operations	48,921,482	(13,606,020)
Distributions to Shareholders From (Note 1):
Total distributable earnings	(23,664,382)	(27,144,206)
Decrease in Net Assets From Distributions to Shareholders	(23,664,382)	(27,144,206)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (57,366,243 and 9,621,448 shares issued, respectively)	668,225,460	111,083,424
Reinvestment of distributions (507,493 and 2,139,821 shares issued, respectively)	5,758,870	24,651,347
Cost of shares repurchased (65,558,990 and 13,715,812 shares repurchased, respectively)	(758,971,069)	(157,923,584)
Decrease in Net Assets From Fund Share Transactions	(84,986,739)	(22,188,813)
Decrease in Net Assets	(59,729,639)	(62,939,039)
Net Assets:
Beginning of year	625,834,564	688,773,603
End of year	$566,104,925	$625,834,564

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Tax-Free High
Yield Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for
additional information about the Reorganization.

See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended July 31:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$11.09	$11.80	$11.28	$11.76	$13.53
Income (loss) from operations:
Net investment income	0.54	0.51	0.48	0.45	0.41
Net realized and unrealized gain (loss)	0.43	(0.73)	0.50	(0.48)	(1.58)
Total income (loss) from operations	0.97	(0.22)	0.98	(0.03)	(1.17)
Less distributions from:
Net investment income	(0.49)	(0.49)	(0.46)	(0.45)	(0.41)
Net realized gains	—	—	—	—	(0.19)
Total distributions	(0.49)	(0.49)	(0.46)	(0.45)	(0.60)
Net asset value, end of year	$11.57	$11.09	$11.80	$11.28	$11.76
Total return, based on NAV[3,4]	8.82%	(1.92)%	8.97%	(0.15)%	(8.90)%
Net assets, end of year (000s)	$566,105	$3,015	$2,791	$1,913	$1,915
Ratios to average net assets:
Gross expenses	0.78%	0.64%	0.69%	0.75%	0.60%
Net expenses[5,6,7,8]	0.77	0.64	0.69	0.75	0.60
Net investment income[6,7]	4.71	4.38	4.22	4.03	3.24
Portfolio turnover rate	34%	23%	25%	35%	34%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Tax-Free High
Yield Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for
additional information about the Reorganization.

[3]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to
October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]
Ratio includes the impact of expense reductions. In the absence of these expense reductions, the net expense ratio and the net investment income ratio would not have changed for the years ended July 31, 2026, 2025, 2024, 2023 and 2022.

[7]	Includes expenses related to borrowings of 0.34%, 0.08%, 0.11%, 0.17% and 0.03%, for the years ended July 31, 2026, 2025, 2024, 2023 and 2022, respectively.
[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Municipal High Yield ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam Tax-Free High Yield Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 24, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.
Prior to the Fund’s listing on October 27, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these

Franklin Municipal High Yield ETF 2026 Annual Report

estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger
Franklin Municipal High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$528,900,575	—	$528,900,575
Municipal Bonds Deposited in Tender Option Bond Trusts	—	50,862,755	—	50,862,755
Warrants	—	—	$0 *	0*
Total Long-Term Investments	—	579,763,330	0 *	579,763,330
Short-Term Investments†	$23,541,921	—	—	23,541,921
Total Investments	$23,541,921	$579,763,330	$0 *	$603,305,251

Franklin Municipal High Yield ETF 2026 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$617,366	—	—	$617,366
Total	$24,159,287	$579,763,330	$0 *	$603,922,617
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$334,403	—	—	$334,403

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the
Franklin Municipal High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
Fund’s Statement of Operations. For the year ended July 31, 2026, the average daily amount of floating rate notes outstanding was $34,003,932 and weighted average interest rate was 5.52%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Franklin Municipal High Yield ETF 2026 Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of July 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts
Franklin Municipal High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly, and distributions of net realized gains, if any, are declared at least annually. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to shareholders. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
For the period August 1, 2025 through October 24, 2025, the predecessor mutual fund declared distributions from net investment income daily and paid monthly to shareholders of record. Distributions of net realized capital gains, if any, were declared at least annually.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
(k) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the

Franklin Municipal High Yield ETF 2026 Annual Report

performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.). FTIML is an indirect subsidiary of Franklin Templeton.
Effective after the market close on October 24, 2025, the Fund pays its investment manager an annual all-inclusive unified management fee of 0.35% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Franklin Municipal High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
For the period August 1, 2025 through October 24, 2025, the predecessor mutual fund had adopted distribution plans (“the Plans”) with respect to the following share classes pursuant to Rule 12b -1 under the 1940 Act. The purpose of the Plans was to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the predecessor mutual fund. The Plans provided payments by the predecessor mutual fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees had approved payment by the predecessor mutual fund at the following annual rate (Approved %) of the average net assets attributable to each class.

Share Class	Maximum %	Approved %	Service and/or Distribution Fees
Class A	0.35%	0.25%	$249,699
Class C	1.00%	1.00%	20,760
Total			$270,459
For the period August 1, 2025 through October 24, 2025, Putnam Investor Services, Inc. (“PSERV”), an affiliate of Advisers, provided investor servicing agent functions to the predecessor mutual fund. PSERV received fees for investor servicing for Class A, Class C and Class Y Shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the predecessor mutual fund; (2) a specified rate of the predecessor mutual fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV had agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes would not exceed an annual rate of 0.25% of the predecessor mutual fund’s average assets attributable to such accounts. Class R6 Shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.

Share Class	Transfer Agent Fees
Class A	$73,838
Class C	1,535
Class R6	420
Class Y	30,475
Total	$106,268

Franklin Municipal High Yield ETF 2026 Annual Report

For the period August 1, 2025 through October 24, 2025, the predecessor mutual fund paid Advisers a management fee (based on the predecessor mutual fund’s average net assets and computed daily and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Average Daily Net Assets
First $5 billion
Next $5 billion
Next $10 billion
Next $10 billion
Next $50 billion
Next $50 billion
Next $100 billion
Over $230 billion
Annual Rate
0.630%
0.580%
0.530%
0.480%
0.430%
0.410%
0.400%
0.395%

For the year ended July 31, 2026, the annualized gross effective investment management fee rate was 0.363% of the Fund’s average daily net assets.
For the period August 1, 2025 through October 24, 2025, Advisers had contractually agreed, through September 30, 2026, to waive fees and/or reimburse the predecessor mutual fund’s expenses to the extent necessary to limit the cumulative expenses of the predecessor mutual fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the predecessor mutual fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the predecessor mutual fund’s average net assets over such fiscal year-to-date period.
The predecessor mutual fund had entered into an arrangement with Putnam Investor Services, Inc. whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the predecessor mutual fund’s transfer agent fees. During the period August 1, 2025 through October 24, 2025, the fees were reduced as noted in the Statement of Operations.
During the year ended July 31, 2026, fees waived and/or expenses reimbursed amounted to $37,154, all of which was an affiliated money market fund waiver.
Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares
Franklin Municipal High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
were waived. For the period August 1, 2025 through October 24, 2025, Franklin Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Class C Shares
Sales charges	—
CDSCs	$23
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended July 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$187,980,650
Sales	290,630,980
At July 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$583,532,473	$12,829,457	$(27,098,716)	$(14,269,259)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$617,366

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$334,403

Franklin Municipal High Yield ETF 2026 Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended July 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$138,662

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$514,333
During the year ended July 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$8,282,227
Futures contracts (to sell)	20,604,065

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At July 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash
Franklin Municipal High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
(when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A Shares[1]
Shares sold[2]	161,418	$1,822,906	3,940,204	$45,887,810
Shares issued on reinvestment	338,620	3,837,849	1,437,990	16,547,346
Shares repurchased	(39,507,227)	(456,622,855)	(7,845,626)	(90,385,834)
Net decrease	(39,007,189)	$(450,962,100)	(2,467,432)	$(27,950,678)
Class B Shares[3]
Shares sold	—	—	—	—
Shares issued on reinvestment	—	—	22	$257
Shares repurchased	—	—	(13,068)	(155,048)
Net decrease	—	—	(13,046)	$(154,791)
Class C Shares[1]
Shares sold	3,685	$42,112	142,703	$1,658,500
Shares issued on reinvestment	6,382	72,508	27,468	317,033
Shares repurchased[2]	(820,167)	(9,508,153)	(338,510)	(3,932,567)
Net decrease	(810,100)	$(9,393,533)	(168,339)	$(1,957,034)
Total Fund (Previously R6 Shares)[4]
Shares sold	56,726,372	$661,014,207	94,648	$1,091,976
Shares issued on reinvestment	3,497	39,962	11,070	127,800
Shares repurchased	(8,054,401)	(93,984,272)	(70,328)	(805,993)
Net increase	48,675,468	$567,069,897	35,390	$413,783
Class Y Shares[1]
Shares sold	474,768	$5,346,235	5,443,893	$62,445,138
Shares issued on reinvestment	158,994	1,808,551	663,271	7,658,911
Shares repurchased	(17,177,195)	(198,855,789)	(5,448,280)	(62,644,142)
Net increase (decrease)	(16,543,433)	$(191,701,003)	658,884	$7,459,907

[1]
Shares of the class of the predecessor mutual fund was converted into Class R6 Shares as a part of the
Reorganization. Such conversion of shares into Class R6 Shares is included under “Shares repurchased”.

[2]	May include a portion of Class C Shares that were automatically converted to Class A Shares.
[3]	Effective September 5, 2024, the Fund has terminated its Class B Shares.
[4]
Effective after the market close on October 24, 2025, the predecessor mutual fund, reorganized into this Fund (the
“Reorganization”). The predecessor mutual fund’s Class R6 Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class R6 Shares. Shares of the other classes of the predecessor mutual fund were converted into Class R6 Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class R6 Shares is included under “Shares sold”.

Franklin Municipal High Yield ETF 2026 Annual Report

6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended July 31, 2026. The following transactions were effected in such company for the year ended July 31, 2026.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$198,581,693	198,581,693	$175,039,772	175,039,772
Putnam Short Term Investment Fund, Class P Shares	—	77,034,088	77,034,088	77,034,088	77,034,088
Total	—	$275,615,781		$252,073,860

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$475,002	—	$23,541,921
Putnam Short Term Investment Fund, Class P Shares	—	70,631	—	—
	—	$545,633	—	$23,541,921
7. Redemption facility
Prior to the Reorganization, the predecessor mutual fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, a participating fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the
Franklin Municipal High Yield ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The predecessor mutual fund did not utilize the Global Credit Facility during the year ended July 31, 2026. Effective upon the Reorganization, the Fund is not a participant in the Global Credit Facility and has no related rights or obligations under the facility.
8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended July 31, was as follows:

	2026	2025
Distributions paid from:
Tax-exempt income	$21,317,183	$25,972,308
Ordinary income	2,347,199	1,171,898
Total distributions paid	$23,664,382	$27,144,206
As of July 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$8,266,023
Deferred capital losses*	(35,138,353)
Unrealized appreciation (depreciation)(a)	(14,269,259)
Total distributable earnings (loss) — net	$(41,141,589)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to wash sales, derivative financial instruments, tax straddles and bond discounts and premiums.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Municipal High Yield ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Putnam ETF Trust and Shareholders of Franklin Municipal High Yield ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Municipal High Yield ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent, administrative agent for the tender option bond trust, and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 18, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began as auditor.
Franklin Municipal High Yield ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$21,317,183
Section 163(j) Interest Earned	§163(j)	$2,347,199
Interest Earned from Federal Obligations	Note (1)	$16,513
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Franklin Municipal High Yield ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Franklin Municipal High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June 2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.

Franklin Municipal High Yield ETF

At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
•  That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
•  That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
•  That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
•  The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.
Franklin Municipal High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds (one of which is your fund) have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
Under its management contract, your fund pays a management fee at a fixed rate of 35 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses with limited exceptions, which include fees, if any payable under the fund’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees noted that the exchange-traded funds are subject to unitary management fees, as noted above, and that none of the exchange-traded funds have a contractual expense limitation at present.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

Franklin Municipal High Yield ETF

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Franklin Municipal High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024.  In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37th percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26th, 22nd and 16th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the

Franklin Municipal High Yield ETF

funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. Your fund’s return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year period ended December 31, 2025, and was positive and exceeded the return of its benchmark over the three-year and five-year periods ended December 31, 2025. The Trustees considered that your fund had adopted the performance of Putnam Tax-Free High Yield Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into your fund that was effective after the market close on October 24, 2025. The Trustees noted that the returns shown for periods ended on and prior to October 24, 2025 are those of the predecessor mutual fund. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this
Franklin Municipal High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

Franklin Municipal High Yield ETF

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Franklin
Municipal High Yield ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Jonathan de St. Paer*
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
Warren Lowell Putnam*
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Kenneth Yutaka Tanji*
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
*
Effective March 1, 2026, Messrs. de St. Paer, Putnam and Tanji became Trustees of the Fund.
Franklin Municipal High Yield ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Franklin Municipal High Yield ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Municipal High Yield ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48365-AFSOI 9/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	September 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	September 25, 2026